Related Party Transactions (Details) - Schedule of Related Party Balances - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Mr. Liang Lu [Member]
Schedule of Related Party Balances [Line Items]
Amount due from related parties	[1]	$ 37,730	$ 37,316
Bitmain [Member]
Schedule of Related Party Balances [Line Items]
Amount due to a related party	[1],[2]	$ 30,228,914	$ 67,162,189

[1]	The amount due from/to related parties as of December 31, 2023 and 2022 was interest free without a stated maturity.
[2]	The amounts due to Bitman as at December 31, 2023 and 2022 were related to hosting services fees.